Note 7 - Commitments and Contingencies (Details Textual)	6 Months Ended	12 Months Ended
	Jun. 30, 2025 USD ($)	Dec. 31, 2024 USD ($)	Jan. 31, 2025 USD ($)	Apr. 29, 2023 USD ($)
Revenue, Remaining Performance Obligation, Amount	$ 12,200,000
Guarantor Obligations, Number of Corporate Guarantees				2
Fines Payable			$ 1,125,000
Charitable Donations Payable			$ 375,000
Corporate Payment Guarantee One [Member]
Guarantor Obligations, Current Carrying Value				$ 2,000,000
Corporate Payment Guarantee Two [Member]
Guarantor Obligations, Current Carrying Value				$ 2,000,000
Payment Guarantee [Member]
Other Cost and Expense, Operating	3,450,000	$ 3,450,000
Two Ultramax Bulk Carriers Under Construction [Member]
Contractual Obligation	64,600,000
Contractual Obligation, to be Paid, Year One	7,200,000
Contractual Obligation, to be Paid, Year Two	39,400,000
Contractual Obligation, to be Paid, Year Three	$ 18,000,000